United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F



FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/09

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     SC Management Inc.
Address:  100 Drake's Landing Road, Suite 125
	  Greenbrae, CA 94904

Form 13F File Number: 028-13390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	David A. Davidson
Title: 	President
Phone:	(415) 464-0991

Signature, Place, and Date of Signing:


	David A. Davidson	           	Greenbrae, CA	  		 August 12, 2009
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13 Information Table Entry Total:	0
Form 13 Information Table Value Total:  0 (Thousands)

List of Other Included Managers:
NONE



FORM 13F INFORMATION TABLE

COLUMN 1			COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5		COLUMN 6	COLUMN 7	COLUMN 8
								VALUE		SHRS OR	SH/	PUT/	INVESTMENT	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DISCRETION	MANAGERS	SOLE	SHARED	NONE
